Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets consisted of the following as of June 30, 2023 and 2022:
	2023	2022
Customer relationships	$7,748,590	$-
Copyrights and trademarks	242,556	-
Software	35,556	17,793
Senior care service app	41,518	44,700
Less: accumulated amortization	(1,485,359)	(38,530)
Less: impairment	(6,551,529)	-
Intangible assets, net	$31,332	$23,963

Schedule of estimated future amortization expense	Estimated future amortization expense is as follows as of June 30, 2023:
Years ending June 30,	Amortization expense

2024	$10,294
2025	10,294
2026	10,294
2027	450
$31,332